Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,000
Previously Paid Amount	0.00
Total Fee Amount	8.27
Total Offset Amount	0.00
Net Fee	8.27
Narrative - Max Aggregate Offering Price	$ 54,000
Final Prospectus	true